UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10253

        Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.1% (1.4% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	Baa3	$249,013
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,741,604
	Series 2007A, 5.000%, 12/01/23

2,225	Total Consumer Discretionary			1,990,617

	Consumer Staples – 2.7% (1.8% of Total Investments)
395	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	388,170
	5.250%, 6/01/25
500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	503,760
	5.750%, 6/01/33
200	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	194,324
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
715	4.750%, 6/01/22	6/16 at 100.00	BBB	697,118
835	5.000%, 6/01/26	6/16 at 100.00	BBB	807,737

2,645	Total Consumer Staples			2,591,109

	Education and Civic Organizations – 16.6% (11.2% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	242,806
	2007A, 5.000%, 7/01/31
110	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	96,481
	Schools, Series 2007A, 5.000%, 4/01/37
1,975	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/11 at 102.00	AAA	2,086,568
	Corporation, University of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 –
	AMBAC Insured
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	87,322
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	1,074,049
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	2,035,840
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,074,180
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000,	7/11 at 101.00	AAA	1,046,650
	5.250%, 7/01/30 – MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	567,235
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,265	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AAA	1,299,914
	Bonds, City University System, Series 1998-1, 5.250%, 7/01/25 – FGIC Insured
620	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	571,318
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	261,067
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
2,190	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John	6/11 at 102.00	AA	2,204,257
	Fisher College, Series 2001, 5.250%, 6/01/26 – RAAI Insured
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	240,024
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,125,531
	Greater New York, Series 2002, 5.250%, 8/01/21
485	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	515,734
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
1,120	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,115,318
	Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured
150	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	161,910
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	162,744
	College, Series 2007, 5.000%, 10/01/27

15,670	Total Education and Civic Organizations			15,968,948

	Financials – 2.1% (1.4% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	529,105
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	AA–	1,443,265
	2007, 5.500%, 10/01/37

1,805	Total Financials			1,972,370

	Health Care – 24.2% (16.2% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	3,109,110
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
2,505	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	AAA	2,606,803
	Hospital Medical Center of Queens, Series 1999, 5.550%, 8/15/29 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/08 at 102.00	AAA	1,531,935
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,696,108
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,723,120
	Hospital, Series 2005, 4.900%, 8/15/31
500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/08 at 102.00	AA	510,810
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 –
	RAAI Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	489,705
	Group, Series 2001, 5.500%, 7/01/30
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,371,461
	Center, Series 2006-1, 5.000%, 7/01/35
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Baa1	1,256,938
	2000C, 5.500%, 7/01/26
520	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	568,308
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	BB	1,458,375
	2007B, 5.625%, 7/01/37
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	501,290
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	289,113
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	No Opt. Call	BBB–	263,634
250	5.500%, 2/01/32	No Opt. Call	BBB–	241,735
475	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	491,725
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
850	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	A1	863,753
	1999A, 5.250%, 2/15/17
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	531,285
	2003A, 5.250%, 2/15/22 – AMBAC Insured
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	491,044
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	498,123
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
635	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	622,687
	2007A, 5.000%, 5/01/32
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
425	6.000%, 11/01/22	11/12 at 100.00	Baa1	442,366
610	5.875%, 11/01/32	11/12 at 100.00	Baa1	620,962

22,690	Total Health Care			23,180,390

	Housing/Multifamily – 3.1% (2.0% of Total Investments)
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/11 at 100.00	AA	1,003,690
	Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
455	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	461,525
225	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	226,748
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	515,570
	Series 2004A, 5.250%, 11/01/30
440	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	436,946
	Series 2005F-1, 4.750%, 11/01/35
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	283,266
	11/01/38 (Alternative Minimum Tax)

2,910	Total Housing/Multifamily			2,927,745

	Housing/Single Family – 3.1% (2.0% of Total Investments)
335	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	325,855
	10/01/37 (Alternative Minimum Tax)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	895,347
	(Alternative Minimum Tax)
350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	348,765
	10/01/32 (Alternative Minimum Tax)
1,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	1,354,479
	(Alternative Minimum Tax)

2,930	Total Housing/Single Family			2,924,446

	Long-Term Care – 4.5% (3.0% of Total Investments)
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	473,441
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,150	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	7/11 at 102.00	AAA	2,237,011
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	258,565
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	CCC	43,607
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	CCC	146,743
635	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	579,057
	Project, Series 2006, 5.500%, 8/01/33
525	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	543,008
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

4,240	Total Long-Term Care			4,281,432

	Materials – 0.2% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	222,905
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)

	Tax Obligation/General – 17.1% (11.4% of Total Investments)
1,775	Bath Central School District, Steuben County, New York, General Obligation Bonds, Series 2002,	6/12 at 100.00	AAA	1,786,502
	4.000%, 6/15/18 – FGIC Insured
3,605	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	8/08 at 101.00	AAA	3,676,161
	MBIA Insured
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	819,720
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,134,640
	XLCA Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	2,683,720
4,540	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	4,751,832
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
250	5.250%, 7/01/23	1/08 at 100.00	A3	250,283
250	5.250%, 7/01/24	1/08 at 100.00	A3	250,283

15,770	Total Tax Obligation/General			16,353,141

	Tax Obligation/Limited – 26.1% (17.5% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,075,720
250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	257,303
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
125	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	132,478
	2005F, 5.000%, 3/15/21 – FSA Insured
1,750	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	1,857,013
	5.250%, 11/15/25 – FSA Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	546,762
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,197,091
835	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	874,804
500	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	521,135
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,358,123
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,048,510
	Series 2003E, 5.000%, 2/01/23
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,544,169
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,049,450
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,046,300
	2003A, 5.000%, 3/15/21
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	870,635
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
1,070	5.250%, 5/15/23 – AMBAC Insured	5/11 at 100.00	AAA	1,122,430
1,125	5.250%, 5/15/24 – AMBAC Insured	5/11 at 100.00	AAA	1,180,125
2,300	New York State Thruway Authority, Highway and Bridge Trust Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	2,642,217
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,182,983
	5.000%, 4/01/27
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	2,230,305
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,070,110
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
2,250	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	2,255,198
	Loan Note, Series 1998A, 5.500%, 10/01/22

23,730	Total Tax Obligation/Limited			25,062,861

	Transportation – 17.1% (11.4% of Total Investments)
895	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	BBB+	934,478
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,569,500
	5.000%, 11/15/33
460	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	477,517
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B	1,366,438
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
50	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	41,772
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,087,000
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
	New York City Industrial Development Authority, New York, JetBlue,:
50	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B	42,697
250	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B	200,853
485	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	502,814
	AMBAC Insured
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	313,047
	FSA Insured
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	3,490,234
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,041,920
280	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	291,186
410	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	470,578
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,619,475
	Series 2002B, 5.000%, 11/15/21
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AAA	901,469
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

15,610	Total Transportation			16,350,978

	U.S. Guaranteed – 16.6% (11.1% of Total Investments) (4)
2,750	Albany Industrial Development Agency, New York, Revenue Bonds, St. Rose College, Series 2001A,	7/11 at 101.00	Aaa	2,983,090
	5.375%, 7/01/31 (Pre-refunded 7/01/11) – AMBAC Insured
1,105	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/20	7/11 at 101.00	N/R (4)	1,208,704
	(Pre-refunded 7/15/11)
1,905	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA– (4)	2,069,516
	Development Program, Series 2002, 5.375%, 4/01/17 (Pre-refunded 4/01/12)
25	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27	8/08 at 101.00	AAA	25,609
	(Pre-refunded 8/01/08) – MBIA Insured
3,205	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	3,391,914
	Facilities, Series 2000C, 5.125%, 1/01/21 (Pre-refunded 1/01/11) – FSA Insured
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1996B,	1/11 at 100.00	AAA	3,181,378
	5.200%, 1/01/22 (Pre-refunded 1/01/11)
2,000	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	AAA	2,116,280
	(Mandatory put 7/15/19) (Pre-refunded 7/15/09)
900	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 2004A,	6/09 at 101.00	N/R (4)	954,675
	6.875%, 12/01/34 (Pre-refunded 6/01/09)

14,890	Total U.S. Guaranteed			15,931,166

	Utilities – 12.7% (8.6% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,799,858
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,793,670
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,935
	5.000%, 12/01/35 – CIFG Insured
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	904,167
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	967,170
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
450	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	453,123
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put
	11/15/12) (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,011,200
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	2,078,060
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,250	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	1,202,263
750	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	689,393

12,000	Total Utilities			12,157,839

	Water and Sewer – 1.0% (0.8% of Total Investments)
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,078,160
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17

$ 138,345	Total Investments (cost $140,318,370) – 149.2%			142,994,107

	Floating Rate Obligations – (1.8)%			(1,725,000)

	Other Assets Less Liabilities – 1.6%			1,555,115

	Preferred Shares, at Liquidation Value – (49.0)%			(47,000,000)

	Net Assets Applicable to Common Shares – 100%			$95,824,222

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$2,100,000	Pay	3-Month USD-LIBOR	5.902%	Semi-Annually	7/01/08	7/01/33	$259,927

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31,
2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $138,535,682.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$3,530,831
Depreciation	(797,394)

Net unrealized appreciation (depreciation) of investments	$2,733,437

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.